Supplement, dated October 16, 2023

to Initial Summary Prospectus, Updating Summary Prospectus, and Prospectus,

dated May 1, 2023

Mutual of America Separate Account No. 2

Tax Deferred Annuity Plan (“TDA Contracts”) and

Voluntary Employee Contribution Program (“VEC Contracts”)

Variable Accumulation Annuity Contracts

The following supplemental information should be read in conjunction with the Updating Summary Prospectus and Prospectus dated May 1, 2023, for the TDA Contracts and VEC Contracts and the Initial Summary Prospectus dated May 1, 2023, for the TDA Contracts issued by Mutual of America Life Insurance Company through Mutual of America Separate Account No. 2. Special terms not defined herein have the meanings ascribed to them in your Prospectus.

Effective October 16, 2023, Mutual of America Investment Corporation changed its name to MoA Funds. Accordingly, effective as of this same date, each of the MoA Funds listed in the Appendix changed its name as follows:

Prior Fund Name	New Fund Name

Mutual of America Investment Corporation Equity Index Fund	MoA Equity Index Fund

Mutual of America Investment Corporation All America Fund	MoA All America Fund

Mutual of America Investment Corporation Small Cap Value Fund	MoA Small Cap Value Fund

Mutual of America Investment Corporation Small Cap Growth Fund	MoA Small Cap Growth Fund

Mutual of America Investment Corporation Small Cap Equity Index Fund	MoA Small Cap Equity Index Fund

Mutual of America Investment Corporation Mid Cap Value Fund	MoA Mid Cap Value Fund

Mutual of America Investment Corporation Mid-Cap Equity Index Fund	MoA Mid Cap Equity Index Fund

Mutual of America Investment Corporation Composite Fund	MoA Balanced Fund

Mutual of America Investment Corporation International Fund	MoA International Fund

Mutual of America Investment Corporation Catholic Values Index Fund	MoA Catholic Values Index Fund

Mutual of America Investment Corporation Money Market Fund	MoA Money Market Fund

Mutual of America Investment Corporation Mid-Term Bond Fund	MoA Intermediate Bond Fund

Mutual of America Investment Corporation Bond Fund	MoA Core Bond Fund

Mutual of America Investment Corporation Retirement Income Fund	MoA Retirement Income Fund

Mutual of America Investment Corporation 2015 Retirement Fund	MoA Clear Passage 2015 Fund

Mutual of America Investment Corporation 2020 Retirement Fund	MoA Clear Passage 2020 Fund

Mutual of America Investment Corporation 2025 Retirement Fund	MoA Clear Passage 2025 Fund

Mutual of America Investment Corporation 2030 Retirement Fund	MoA Clear Passage 2030 Fund

Mutual of America Investment Corporation 2035 Retirement Fund	MoA Clear Passage 2035 Fund

Mutual of America Investment Corporation 2040 Retirement Fund	MoA Clear Passage 2040 Fund

Mutual of America Investment Corporation 2045 Retirement Fund	MoA Clear Passage 2045 Fund

Mutual of America Investment Corporation 2050 Retirement Fund	MoA Clear Passage 2050 Fund

Mutual of America Investment Corporation 2055 Retirement Fund	MoA Clear Passage 2055 Fund

Mutual of America Investment Corporation 2060 Retirement Fund	MoA Clear Passage 2060 Fund

Mutual of America Investment Corporation 2065 Retirement Fund	MoA Clear Passage 2065 Fund

Mutual of America Investment Corporation Conservative Allocation Fund	MoA Conservative Allocation Fund

Mutual of America Investment Corporation Moderate Allocation Fund	MoA Moderate Allocation Fund

Mutual of America Investment Corporation Aggressive Allocation Fund	MoA Aggressive Allocation Fund

Appendix A1 to the Prospectus applicable to the TDA Contracts, and Appendix A to each of the Initial Summary Prospectus and Updating Summary Prospectus applicable to the TDA Contracts are replaced with the revised Appendix below.

Appendix A2 to the Prospectus applicable to the VEC Contracts, and Appendix A to the Updating Summary Prospectus applicable to the VEC Contracts are replaced with the revised Appendix below.

APPENDIX A2: UNDERLYING FUNDS AVAILABLE AS INVESTMENT OPTIONS UNDER THE VEC CONTRACTS

The following is a list of Underlying Funds available under the Contracts. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and are available on our website mutualofamerica.com/VECFunds or you can request this information at no cost by calling 800.574.9267 or by sending an email to mutualofamerica@dfinsolutions.com.

The current expenses and performance information below reflects fee and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Underlying Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns as of 12/31/22
			1 year	5 year	10 year
Equity Fund	MoA All America Fund	0.54%	-17.70%	7.53%	10.88%

Seeks to outperform Russell 3000® Index by investing in a diversified portfolio of primarily common stocks	Adviser: Mutual of America Capital Management LLC
Fixed Income Fund	MoA Money Market Fund	0.24%	1.31%	1.03%	0.56%

Seeks current income to extent consistent with maintenance of liquidity, investment quality and stability of capital	Adviser: Mutual of America Capital Management LLC
Fixed Income Fund	MoA Core Bond Fund	0.43%	-12.79%	-0.48%	1.13%

Seeks current income, with preservation of shareholders’ capital a secondary objective	Adviser: Mutual of America Capital Management LLC
Balanced Fund	MoA Balanced Fund	0.54%	-12.02%	5.76%	7.55%

Seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.	Adviser: Mutual of America Capital Management LLC

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